Basis of Presentation (Tables)	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Scheduleof Indefinite-lived Intangible Assets
U.S. Method Patent	13.4 years
Web Domain	Indefinite life
Trademark	Indefinite life